Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net loss for the period	$ (1,819)	$ (5,755)	$ (8,175)	$ (8,578)
Items not affecting cash and cash equivalents:
Depreciation and amortization	287	479	899	1,215
Share-based compensation costs	(21)	427	(100)	454
Impairment of intangible assets		1,459		1,459
Impairment of property and equipment	240		240
Write-down of inventory	76		76
Employee future benefits	111	135	314	178
Amortization of deferred revenues	2	(39)	(112)	(39)
Change in fair value of warrant and DSU liabilities	(523)	(271)	(162)	(2,026)
Other non-cash items	20	23	164	34
Income tax recovery		(112)		(998)
Changes in operating assets and liabilities (note 12)	951	(4,125)	(147)	(3,268)
Net cash used in operating activities	(676)	(7,779)	(7,003)	(11,569)
Cash flows from financing activities
Payments on DSU’s		(74)	(42)	(74)
Payments on lease liabilities	(85)	(114)	(350)	(312)
Net cash used in financing activities	(85)	(188)	(392)	(386)
Cash flows from investing activities
Acquisition of Aeterna Zentaris Inc.				26,037
Purchase of property and equipment	4	(131)	(660)	(852)
Proceeds on disposal of property and equipment			5
Changes in restricted cash equivalents		214	(4)	214
Net cash provided by (used in) investing activities	4	83	(659)	25,399
Effect of exchange rate changes on cash and cash equivalents	(52)	78	185	(124)
Net change in cash and cash equivalents	(809)	(7,806)	(7,869)	13,320
Cash and cash equivalents – Beginning of period	9,333	27,804	16,393	6,678
Cash and cash equivalents – End of period	$ 8,524	$ 19,998	$ 8,524	$ 19,998